Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 22,612	$ 14,707
Restricted cash	27,516	12,948
Funds held in restricted escrow account	9,250
Investments in financial assets	9,366	14,222
Trade receivables	17,305	6,441
Other receivables	43	63
Prepaid expenses and deposits	2,391	2,132
TOTAL CURRENT ASSETS	88,483	50,513
NON-CURRENT ASSETS
Intangible assets	2,788	3,442
Goodwill	8,993	8,993
Property and equipment	2,209	1,600
TOTAL NON-CURRENT ASSETS	13,990	14,035
TOTAL ASSETS	102,473	64,548
CURRENT LIABILITIES
Accounts payable	1,133	571
Accrued liabilities	30,991	13,374
Customer deposits	27,516	12,948
Other payables	12,843	302
TOTAL CURRENT LIABILITIES	72,483	27,195
NON-CURRENT LIABILITIES
Warrants liability		269
TOTAL NON-CURRENT LIABILITIES		269
TOTAL LIABILITIES	72,483	27,464
Commitments and contingencies
EQUITY ATTRIBUTABLE TO OWNERS
Common Shares, $0 par value, unlimited Common Shares authorized, 197,738 Shares issued and 197,544 outstanding (in thousands) at September 30, 2024; and 183,605 Shares issued and 183,430 outstanding (in thousands) at December 31, 2023
Additional paid-in capital	128,938	115,504
Deficit	(98,103)	(78,205)
Accumulated other comprehensive income (loss)	195	(167)
Treasury stock, at cost, 194 and 175 Common Shares (in thousands) at September 30, 2024 and December 31, 2023, respectively	(1,228)	(257)
EQUITY ATTRIBUTABLE TO OWNERS	29,802	36,875
Non-controlling interests	188	209
TOTAL EQUITY	29,990	37,084
TOTAL LIABILITIES AND EQUITY	$ 102,473	$ 64,548